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FORM 24F-2 - EQUITY INDEXED SAVINGS CERTIFICATE

1.       NAME AND ADDRESS OF ISSUER:

         Ameriprise Certificate Company
         70100 Ameriprise Financial Center
         Minneapolis, MN 55474

2. THE MEMO OF EACH SERIES OR CLASS OF SECURITIES FOR WHICH THIS FORM IS FILED (IF THE FORM IS BEING FILED FOR ALL SERIES AND CLASSES OF SECURITIES OF THE ISSUER, CHECK THE BOX BUT DO NOT LIST SERIES OF CLASSES):

             [X]

3.       INVESTMENT COMPANY ACT FILE NUMBER:

         811-00002

         SECURITIES ACT FILE NUMBER:

         333-34982

4(a).    LAST DAY OF FISCAL YEAR FOR WHICH THIS FORM IS FILED:

         December 31, 2005

4(b). CHECK BOX IF THIS FORM IS BEING FILED LATE (I.E. MORE THAN 90 CALENDAR DAYS AFTER THE END OF THE ISSUER'S FISCAL YEAR).

             [ ]

4(c).    CHECK BOX IF THIS IS THE LAST TIME THE ISSUER WILL BE FILING THIS
         FORM.

             [ ]

5.       CALCULATION OF REGISTRATION FEE:

(i).     AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR
         PURSUANT TO SECTION 24(f):                                                                               $262,011.00

(ii).    AGGREGATE PRICE OF SECURITIES REDEEMED OR REPURCHASED DURING THE
         FISCAL YEAR:                                                                                           $1,743,035.00

(iii).   AGGREGATE PRICE OF SECURITIES REDEEMED OR REPURCHASED DURING ANY
         PRIOR FISCAL YEAR ENDING NO EARLIER THAN OCTOBER 11, 1995 THAT WERE
         NOT PREVIOUSLY USED TO REDUCE REGISTRATION FEES PAYABLE TO THE
         COMMISSION:                                                                                            $1,236,679.69

(iv).    TOTAL AVAILABLE REDEMPTION CREDITS (ADD ITEMS 5(ii) AND 5(iii)):                                       $2,979,714.69

(v).     NET SALES -- IF ITEM 5(i) IS GREATER THAN ITEM 5(iv)
         [SUBTRACT ITEM 5(iv) FROM ITEM 5(i)]:                                                                          $0.00

(vi).    REDEMPTION CREDITS AVAILABLE FOR USE IN FUTURE YEARS -- IF ITEM
         5(i) IS LESS THAN ITEM 5(iv) [SUBTRACT ITEM 5(iv) FROM ITEM 5(i)]:                                    ($2,717,703.69)

(vii).   MULTIPLIER FOR DETERMINING REGISTRATION FEE                                                               $0.0001070

(viii).  REGISTRATION FEE DUE (MULTIPLY ITEM 5(v) BY ITEM 5(vii) (ENTER "0"
         IF NO FEE IS DUE):                                                                                             $0.00
                                                                                                            =================

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6.       PREPAID SHARES

         IF THE RESPONSE TO ITEM 5(i) WAS DETERMINED BY DEDUCTING AN AMOUNT OF SECURITIES THAT WERE REGISTERED UNDER THE SECURITIES ACT OF 1933 PURSUANT TO RULE 24e-2 AS IN EFFECT BEFORE (EFFECTIVE DATE OF RESCISISON OF RULE 24e-2), THEN REPORT THE AMOUNT OF SECURITIES (NUMBER OF SHARES OR OTHER UNITS) DEDUCTED HERE: 0 . IF THERE IS A NUMBER OF SHARES OR OTHER UNITS THAT WERE REGISTERED PURSUANT TO RULE 24e-2 REMAINING UNSOLD AT THE END OF THE FISCAL YEAR FOR WHICH THIS FORM IS FILED THAT ARE AVAILABLE FOR USE BY THE ISSUER IN FUTURE FISCAL YEARS, THEN STATE THAT NUMBER HERE 0 .

7.       INTEREST DUE - IF THIS FORM IS BEING FILED MORE THAN 90 DAYS AFTER
         THE END OF THE ISSUER'S FISCAL YEAR:                                                                           $0.00

8.       TOTAL OF THE AMOUNT OF THE REGISTRATION FEE DUE PLUS ANY INTEREST
         DUE [LINE 5(viii) PLUS LINE 7]:                                                                                $0.00

9. DATE THE REGISTRATION FEE AND ANY INTEREST PAYMENT WAS SENT TO THE COMMISSION'S LOCKBOX DEPOSITORY:

         METHOD OF DELIVERY:

             [ ]  WIRE TRANSFER

             [ ]  MAIL OR OTHER MEANS

         SIGNATURES

         THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE ISSUER AND IN THE CAPACITIES AND ON THE DATES INDICATED.

         BY (SIGNATURE AND TITLE)*   /s/ Paula R. Meyer
                                     ---------------------------
                                     Paula R. Meyer
                                     President, Ameriprise
                                     Certificate Company

         DATE

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         *Please print the name and title of the signing officer below the signature.
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